Cover	Feb. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2022
Entity File Number	001-34816
Entity Registrant Name	Technical Communications Corporation
Entity Central Index Key	0000096699
Entity Tax Identification Number	04-2295040
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	100 Domino Drive
Entity Address, City or Town	Concord
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01742
City Area Code	978
Local Phone Number	287-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false